SPECTRUM FUND
SPECTRUM FUND
Investment Objective
The investment objective of the Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - SPECTRUM FUND		Institutional Class	Adviser Class	Retail Class
Management Fees		0.75%	0.75%	0.75%
Distribution/Service (12b-1) Fees		none	none	0.25%
Expenses on Short Sales		0.62%	0.62%	0.62%
Other Expenses		0.45%	0.64%	0.54%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.83%	2.02%	2.17%
Fee Waiver	[2]	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver		1.73%	1.92%	2.07%
[1]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
[2]	The Adviser has contractually agreed to reimburse sufficient management fees or other fund expenses to cap the total annual ordinary fund expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary items) as a percentage of average daily net assets at 2.06% for the Retail Class, 1.91% for the Adviser Class and 1.72% for the Institutional Class. The agreements are effective from April 30, 2018 through April 30, 2019 and may not be terminated prior to that date without the consent of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example - SPECTRUM FUND - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class	176	566	981	2,140
Adviser Class	195	624	1,079	2,340
Retail Class	210	669	1,155	2,495

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 120% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective primarily by taking long and short positions in the global securities markets. The Fund primarily invests long in common and preferred stocks and in investment companies ("underlying funds"), which include domestic and foreign mutual funds, which may include emerging markets, as well as in exchange traded funds ("ETFs"), closed-end funds, and unit investment trusts. Short positions involve selling a security the Fund does not own in anticipation that the security's price will decline. The Fund's typical long equity investment exposure will range from 0% to 150% of net assets, while the Fund's typical short equity investment exposure will range from 0% to 50% of net assets. The Fund may use leverage (e.g., by borrowing or through derivatives). As a result, the sum of the Fund's investment exposures may at times exceed the amount of assets invested in the Fund, although these exposures may vary over time.

The Fund may select growth- or value-oriented investments (including specific sectors), without limitation to market capitalization range or geographic region. The Fund may focus on stocks or underlying funds investing in stocks that are newer and/or smaller capitalization companies. The Fund may also establish long or short positions in index funds and index-based investments. The Fund may invest directly in derivatives, such as options and futures contracts, or in underlying funds investing in futures contracts and options on futures contracts. These investments may be used, for example, in an effort to earn extra income, to provide adequate liquidity, to adjust exposure to individual securities or markets, to protect all or a portion of the Fund's portfolio from a decline in value, or to maintain a fully-invested position in equity securities.

When selecting investments for the Fund, the Adviser continually evaluates style, market capitalization, sector rotation, and international positions, by utilizing a series of quantitative models to perform fundamental and technical analysis, in order to identify opportunities that have the best attributes for outperformance. Fundamental analysis, as performed by the Adviser, primarily involves using quantitative models to assess a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value. Technical analysis, as performed by the Adviser, primarily involves using quantitative models to analyze the absolute and relative movement of a company's stock in an effort to ascertain the probabilities for future price change, based on market factors.

The Adviser's quantitative models assist the Adviser in selecting growth- or value-oriented investments (including specific sectors) for the Fund, and there are no investment limitations on market capitalization range or geographic region. The Adviser's models also help guide the selection of the Fund's investments in common stocks or underlying fund types, as the Adviser selects securities that the Adviser believes represent above average market potential relative to market risk.

As a defensive tactic, the Fund will reduce or eliminate its net position in common stocks and underlying equity funds in an attempt to preserve capital when the Adviser's evaluation indicates that the risks of the stock market may be greater than the potential rewards. As a result, the Fund may invest up to 100% of its assets in fixed income securities of any of any maturity and of any credit rating (including unrated and high yield fixed income securities) and cash equivalent securities. The Fund may also invest in fixed income investment companies that invest in domestic and foreign fixed income securities, ETFs, closed-end funds, and unit investments trusts. The Fund may also reduce its equity exposure by selling short stock index futures contracts.

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Credit Risk. All debt securities are subject to the risk that the issuer or guarantor of the debt security may not make principal or interest payments as they become due, or default entirely on its obligations. The value and liquidity of an issuer's debt securities will typically decline if the market perceives a deterioration in the creditworthiness of that issuer. In addition, insured debt securities have the credit risk of the insurer in addition to the underlying credit risk of the debt security being insured.

Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Derivatives Risk. The Fund buys and sells equity index futures to equitize cash positions in the portfolio, as a defensive tactic to reduce its equity exposure, and as an element of its principal investment strategy of taking leveraged long or short positions in equity markets. Although the futures transactions are intended to provide exposure to a broad based underlying index, there are additional risks associated with these contracts that may be greater than investments in the underlying assets, including liquidity risk, leverage risk, and counterparty risk. Changes in the value of a derivative may not correlate perfectly with the underlying index the adviser seeks to track and there may be times when there is no liquid secondary market for these instruments. When used to create leverage or take short positions, these transactions are considered speculative and carry a theoretically unlimited risk of loss to the Fund.

Emerging Markets Risk. Investments in emerging markets may be subject to lower liquidity, greater volatility and the risks related to adverse political, regulatory, market or economic developments in less developed countries as well as greater exposure to foreign currency fluctuations.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Fixed Income Risk. The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that an issuer will fail to make timely payments of principal or interest, or default on its obligations. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or macroeconomic news than higher rated securities. In addition, as interest rates rise, the Fund's fixed income investments will typically lose value.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

High Yield Risk. The Fund may purchase fixed income securities rated below the investment grade category (non-investment grade bond, speculative grade, or junk bond). Securities in this rating category are considered speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of investment grade securities. Therefore, fixed income securities in this category may have greater price fluctuations and have a higher risk of default than investment grade securities.

Interest Rate Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's fixed income investments will generally decline. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities is likely to respond to changes in interest rates to a greater degree than the market value of fixed income securities with shorter maturities.

Investment Company Risk. Because the Fund may invest in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Leverage Risk. The use of leverage by the Fund, such as borrowing money to purchase securities or the use of derivatives, will cause the Fund to incur additional expenses and magnify the Fund's gains or losses.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event.

Market Capitalization Risk. The Fund may hold mid- and small-capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market or that affect individual issuers.

Model and Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties ("Models and Data"). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund's investment risks.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had positive recent relative performance. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

Short Sale Risk. The fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss. The fund's losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser's ability to accurately anticipate the future value of a security.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions and/or changes in the conditions of individual issuers.

Turnover Risk. The Fund may actively trade portfolio securities to achieve its principal investment strategies, and can be driven by changes in our various quantitative investment models discussed above. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Fund's performance over time and may generate more taxable short-term gains for shareholders.

Value Style Risk. Investing in or having exposure to "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' true business values or because the Adviser misjudged those values. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

Performance

The following bar chart and table illustrate how the Fund's performance for its Retail Class shares has varied from year to year. The bar chart shows the variability of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund's past performance is not necessarily an indication of its future performance. Updated performance information is available by visiting www.meederinvestment.com

Annual Total Returns as of 12/31/17 - Retail Class

Best Quarter: 4th Qtr. 2017 6.35%	Worst Quarter: 3rd Qtr. 2015 -4.46%

Average Annual Total Returns as of 12/31/17

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average Annual Total Returns - SPECTRUM FUND		1 Year	Since Inception	Inception Date
Retail Class		19.28%	8.04%	Jan. 01, 2015
Retail Class | After Taxes on Distributions		17.11%	7.08%
Retail Class | After Taxes on Distributions and Sales		12.48%	6.19%
Morningstar Moderate Target Risk Index (Reflects No Deduction for Fees, Expenses, or Taxes)	[1]	14.66%	6.93%
The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes)		21.83%	11.42%
Blended Index (Reflects No Deduction for Fees, Expenses or Taxes)	[2]	13.00%	7.01%
[1]	Effective April 30, 2018, the Fund's primary benchmark was changed to the Morningstar Moderate Target Risk Index. The Adviser believes this index is a more appropriate benchmark for the Fund.
[2]	The Blended Index is comprised of 60% S&P 500 Index and 40% 90-day Treasury Bill Index.